SEGMENT INFORMATION - Revenues from External Customers (Details) - Sales revenue, net - Customer concentration risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Singaporean trading house
Revenues from external customers:
Concentration risk amount	$ 38,206	$ 40,715	$ 38,732
Concentration risk percentage (in percent)	17.00%	25.00%	24.00%
European utility company
Revenues from external customers:
Concentration risk amount	$ 32,057	$ 0	$ 0
Concentration risk percentage (in percent)	15.00%	0.00%	0.00%
Asian trading house
Revenues from external customers:
Concentration risk amount	$ 30,694	$ 7,708	$ 0
Concentration risk percentage (in percent)	14.00%	5.00%	0.00%
Dutch trading house
Revenues from external customers:
Concentration risk amount	$ 27,670	$ 21,577	$ 43,536
Concentration risk percentage (in percent)	13.00%	13.00%	26.00%
International LNG trader
Revenues from external customers:
Concentration risk amount	$ 20,444	$ 19,896	$ 1,027
Concentration risk percentage (in percent)	9.00%	12.00%	1.00%
Japanese trading house
Revenues from external customers:
Concentration risk amount	$ 17,350	$ 17,807	$ 6,992
Concentration risk percentage (in percent)	8.00%	11.00%	4.00%
European Trading house
Revenues from external customers:
Concentration risk amount	$ 11,189	$ 35,109	$ 1,283
Concentration risk percentage (in percent)	5.00%	22.00%	1.00%
British trading house
Revenues from external customers:
Concentration risk amount	$ 0	$ 0	$ 23,686
Concentration risk percentage (in percent)	0.00%	0.00%	14.00%